UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23195

Nuveen Credit Opportunities 2022 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCO

Nuveen Credit Opportunities 2022 Target Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (3)	Maturity (4)	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 31.8%

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.5% (3)

	Aerospace & Defense – 1.2%

$3,000	Transdigm, Inc., Tranche D, Term Loan, (WI/DD)	TBD	TBD	Ba2	$2,997,813

	Hotels, Restaurants & Leisure – 1.0%

2,500	Fitness and Sports Clubs LLC, First Lien Term Loan B, (WI/DD)	TBD	TBD	N/R	2,537,500

	Software – 1.9%

2,000	Blackboard, Inc., Term Loan B4, (WI/DD)	TBD	TBD	B+	1,999,000
2,750	Tibco Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	2,782,313
4,750	Total Software				4,781,313

	Specialty Retail – 0.4%

1,000	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B	999,219
$11,250	Total Variable Rate Senior Loan Interests (cost $11,322,813)				11,315,845

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 27.3%

	Aerospace & Defense – 1.3%

$3,000	Bombardier Inc., 144A	8.750%	12/01/21	B	$3,285,000

	Auto Components – 0.8%

2,000	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	2,065,000

	Consumer Finance – 0.8%

2,000	Navient Corporation	6.500%	6/15/22	BB	2,020,000

	Diversified Telecommunication Services – 4.4%

3,500	CenturyLink Inc.	6.450%	6/15/21	BB+	3,718,365
3,000	IntelSat Jackson Holdings	7.250%	4/01/19	Caa2	2,861,250
1,000	Level 3 Communications Inc.	5.750%	12/01/22	BB–	1,037,500
3,500	Windstream Corporation	7.750%	10/01/21	BB–	3,447,500
11,000	Total Diversified Telecommunication Services				11,064,615

	Energy Equipment & Services – 1.7%

3,000	Bristow Group, Inc.	6.250%	10/15/22	B+	2,430,000
2,000	Parker Drilling Company	7.500%	8/01/20	B–	1,880,000
5,000	Total Energy Equipment & Services				4,310,000

	Food & Staples Retailing – 1.1%

2,750	Supervalu Inc.	6.750%	6/01/21	B–	2,736,250

	Health Care Equipment & Supplies – 0.9%

2,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	2,115,000

	Health Care Providers & Services – 0.8%

2,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,977,500

	Hotels, Restaurants & Leisure – 2.4%

2,500	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	2,593,750

NUVEEN	1

JCO	Nuveen Credit Opportunities 2022 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$3,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	$3,322,500
5,500	Total Hotels, Restaurants & Leisure				5,916,250

	Household Products – 1.0%

2,500	Revlon Consumer Products	5.750%	2/15/21	B	2,518,750

	Independent Power & Renewable Electricity Producers – 1.4%

3,500	Dynegy Inc.	6.750%	11/01/19	B+	3,596,250

	Media – 0.8%

2,000	Cablevision Systems Corporation	5.875%	9/15/22	B3	2,030,000

	Metals & Mining – 1.0%

2,500	First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	2,571,875

	Oil, Gas & Consumable Fuels – 4.6%

1,500	Bill Barrett Corporation	7.625%	10/01/19	CCC	1,477,500
3,000	Comstock Resources Inc.	10.000%	3/15/20	B3	3,000,000
2,000	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	1,885,000
3,000	FTS International Inc., 144A	8.463%	6/15/20	B	3,041,250
2,000	Transocean Inc.	8.125%	12/15/21	B+	2,090,000
11,500	Total Oil, Gas & Consumable Fuels				11,493,750

	Semiconductors & Semiconductor Equipment – 0.9%

2,000	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	2,215,000

	Software – 0.9%

2,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	2,215,000

	Wireless Telecommunication Services – 2.5%

4,000	Sprint Corporation	7.250%	9/15/21	B+	4,318,760
2,000	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	1,930,000
6,000	Total Wireless Telecommunication Services				6,248,760
$67,250	Total Corporate Bonds (cost $68,570,625)				68,379,000
	Total Long-Term Investments (cost $79,893,438)				79,694,845
	Other Assets Less Liabilities – 68.2%				170,866,445
	Net Assets – 100%				$250,561,290

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

2	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$11,315,845	$—	$11,315,845
Corporate Bonds	—	68,379,000	—	68,379,000
Total	$—	$79,694,845	$—	$79,694,845

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of March 31, 2017, the cost of investments was $79,893,438.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$1,500
Depreciation	(200,093)
Net unrealized appreciation (depreciation) of investments	$(198,593)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

NUVEEN	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Opportunities 2022 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017